Reserve Recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 14, 2021 USD ($) lease $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Mar. 31, 2023 shares	Jun. 13, 2021 shares
Schedule Of Reverse Recapitalization [Line Items]
Common stock exchange ratio	0.8925	0.8925
Stock converted (in shares)	123,752,882
Debt amount converted | $	$ 46,500	$ 0	$ 48,607	$ 0
Exercise of warrants, preferred stock issued (in shares)	7,400,000	10,348,690
Reserved shares of common stock for issuance		84,645,000			114,312,000
Number of shares redeemed (in shares)	15,172
Stock issued on conversion (in shares)	34,671,900
Warrants converted (in shares)	21,424,994
Convertible securities, period from merger closing	5 years
Convertible securities, additional common stock issuable (shares)	22,809,500
Threshold trading days | lease	20
Threshold consecutive trading days | lease	30
Volume weighted average common stock price for additional common stock issuable (in usd per share) | $ / shares	$ 15.00
Merger Agreement, sponsor stock minimum percentage	10.00%
Common stock, shares outstanding (in shares)	207,348,000	226,265,161	221,960,000		226,852,590
Contingent consideration period	5 years
Capital stock, shares authorized (in shares)	510,000,000
Capital stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000		500,000,000
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000		10,000,000
Preferred stock, shares outstanding (in shares)	0	0	0		0
Common stock, shares issued (in shares)	207,300,000	226,265,161	221,960,000		226,852,590
Preferred stock, shares issued (in shares)	0	0	0		0
Warrant to purchase shares of convertible preferred stock (in shares)	24,900,000
Aggregate cash proceeds received, net | $	$ 649,300
PIPE investment fees | $	13,800
Transaction costs | $	18,500
Deferred underwriting fees payable | $	9,700
Other accrued expenses | $	1,300
Related party payable | $	100
Issuance costs | $	$ 2,900
2021 Equity Incentive Plan
Schedule Of Reverse Recapitalization [Line Items]
Reserved shares of common stock for issuance	10,400,000	20,476,000			29,251,000
2010 Equity Incentive Plan
Schedule Of Reverse Recapitalization [Line Items]
Reserved shares of common stock for issuance	22,532,619	16,643,000			16,331,000
Employee Stock Purchase Plan
Schedule Of Reverse Recapitalization [Line Items]
Reserved shares of common stock for issuance	1,600,000
Stock Options, Warrants, and Contingent Shares
Schedule Of Reverse Recapitalization [Line Items]
Reserved shares of common stock for issuance	82,300,000
Proterra Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration (in shares)	4,800,563
Sponsor Contingent Shares
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration (in shares)	679,750
Public Warrant
Schedule Of Reverse Recapitalization [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares)	13,900,000
Private Placement Warrant
Schedule Of Reverse Recapitalization [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares)	7,600,000
Proterra Warrants
Schedule Of Reverse Recapitalization [Line Items]
Reserved shares of common stock for issuance	3,504,523
Legacy Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares)	3,500,000
ArcLight board of directors
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	140,000
Scenario one
Schedule Of Reverse Recapitalization [Line Items]
Percentage of additional common stock issuable	21.0526%
Threshold trading days | lease	20
Threshold consecutive trading days | lease	30
Volume weighted average common stock price for additional common stock issuable (in usd per share) | $ / shares	$ 15.00
Scenario two
Schedule Of Reverse Recapitalization [Line Items]
Percentage of additional common stock issuable	26.3158%
Threshold trading days | lease	20
Threshold consecutive trading days | lease	30
Volume weighted average common stock price for additional common stock issuable (in usd per share) | $ / shares	$ 20.00
Scenario three
Schedule Of Reverse Recapitalization [Line Items]
Percentage of additional common stock issuable	26.3158%
Threshold trading days | lease	20
Threshold consecutive trading days | lease	30
Volume weighted average common stock price for additional common stock issuable (in usd per share) | $ / shares	$ 25.00
Scenario four
Schedule Of Reverse Recapitalization [Line Items]
Percentage of additional common stock issuable	26.3158%
Threshold trading days | lease	20
Threshold consecutive trading days | lease	30
Volume weighted average common stock price for additional common stock issuable (in usd per share) | $ / shares	$ 30.00
Milestone Options
Schedule Of Reverse Recapitalization [Line Items]
Number of shares that fully vested (in shares)	669,375
PIPE sale
Schedule Of Reverse Recapitalization [Line Items]
Issuance of stock (in shares)	41,500,000
Issuance of stock, price (in dollars per share) | $ / shares	$ 10.00
Issuance of stock, proceeds | $	$ 415,000
ArcLight
Schedule Of Reverse Recapitalization [Line Items]
Value of stocks redeemed | $	$ 200
Common stock, shares outstanding (in shares)						27,750,000